Gold loan payable and gold in trust (Details 1)	12 Months Ended
	Dec. 31, 2025 CAD ($) oz	Dec. 31, 2024 CAD ($) oz	Dec. 31, 2023 CAD ($) oz
IfrsStatementLineItems [Line Items]
Gold in trust, amount	$ 1,491,281
Change in fair value through profit & loss, amount	405,821	$ 293,695	$ 132,895
Gold in trust, amount		$ 1,491,281
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Gold in trust, beginning balance, ounces | oz	397	397
Gold in trust, amount	$ 1,491,281	$ 1,082,801
Change in fair value through profit & loss, amount	405,821	293,695
Foreign exchange difference, amount	$ (79,506)	$ 114,785
Repayment of gold loan payable, ounces | oz	(397)
Repayment of gold loan payable, amount	$ (1,817,596)
Gold in trust, ending balance, ounces | oz	0	397	397
Gold in trust, amount	$ 0	$ 1,491,281	$ 1,082,801